Lease Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lease Liability [Abstract]
Beginning balance	$ 30,221,425	$ 29,670,675
Interest charge	2,871,035	2,818,714
Amount paid during the year	(2,313,323)	(2,267,964)
Ending balance	$ 30,779,137	$ 30,221,425